Other Income and Expense	12 Months Ended
Dec. 31, 2017
Disclosure of other operating income (expense) [Abstract]
Other Income and Expense
37.	Other Income and Expense

(1)	Other income for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Reversal of other provisions	￦	6,355	22,034	35,265
Reversal of other allowance for doubtful accounts		413	5,489	2,166
Gains on government grants		204	111	430
Gains on assets contributed		9,004	12,254	4,218
Gains on liabilities exempted		2,588	1,959	3,166
Compensation and reparations revenue		166,355	114,530	89,196
Revenue from research contracts		5,342	13,143	12,580
Income related to transfer of assets from customers		375,995	427,297	478,973
Rental income		196,406	211,580	192,136
Others		45,552	31,787	50,988

	￦	808,214	840,184	869,118

(2)	Details of others of other income for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Refund of claim for rectification	￦	7,623	8,722	9,655
Adjustment of research project		4,090	4,148	3,884
Maintenance expenses on lease building		324	354	135
Training expenses		4,774	4,478	3,045
Deposit redemption		430	991	34
Reversal of expenses on litigation		219	893	360
Revenue on royalty fee		2,739	2,486	2,888
Reimbursement of insurance fee		11,797	—	1,498
Gains on guarantee contracts		4,523	2,796	456
Others		9,033	6,919	29,033

	￦	45,552	31,787	50,988

(3)	Other expense for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Compensation and indemnification expense	￦	16,959	—	37
Accretion expenses of other provisions		4,575	4,556	7,535
Depreciation expenses on investment properties		669	678	1,176
Depreciation expenses on idle assets		6,698	6,639	6,644
Other bad debt expense		18,473	4,585	1,778
Donations		34,134	114,094	119,421
Others		27,340	58,072	43,464

	￦	108,848	188,624	180,055

(4)	Details of others of other expense for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Operating expenses related to the idle assets	￦	779	459	136
Research grants		1,392	1,461	1,180
Supporting expenses on farming and fishing village		14,626	15,201	11,956
Operating expenses on fitness center		2,912	2,706	3,498
Expenses on adjustment of research and development grants		709	—	806
Taxes and dues		1,105	4,582	2,270
Expenses on R&D supporting		146	690	5,459
Moving expense		3,191	—	—
Others		2,480	32,973	18,159

	￦	27,340	58,072	43,464